Goodwill and Intangible Assets (Tables)	12 Months Ended
Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Goodwill

The following table reflects the carrying amount of goodwill and the changes in goodwill carrying amounts.

	January 2, 2016	January 3, 2015
	(52 weeks ended)	(53 weeks ended)
Goodwill, beginning of period	$995,426	$199,835
Acquisitions	1,995	798,043
Changes in foreign currency exchange rates	(7,937)	(2,452)

Goodwill, end of period	$989,484	$995,426

Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
The gross carrying amounts and accumulated amortization of acquired intangible assets as of January 2, 2016 and January 3, 2015 are comprised of the following:

	January 2, 2016			January 3, 2015
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortized intangible assets:
Customer relationships	$358,655	$(70,367)	$288,288	$362,483	$(40,609)	$321,874
Acquired technology	8,850	(8,850)	—	8,850	(8,569)	281
Favorable leases	56,040	(23,984)	32,056	56,342	(11,939)	44,403
Non-compete and other	57,430	(25,368)	32,062	56,780	(14,596)	42,184
	480,975	(128,569)	352,406	484,455	(75,713)	408,742

Unamortized intangible assets:
Brands, trademark and tradenames	334,719	—	334,719	339,383	—	339,383

Total intangible assets	$815,694	$(128,569)	$687,125	$823,838	$(75,713)	$748,125

Schedule of Expected Amortization Expense [Table Text Block]
The table below shows expected amortization expense for the next five years for acquired intangible assets recorded as of January 2, 2016:

Fiscal Year	Amount
2016	$47,980
2017	45,626
2018	42,615
2019	31,855
2020	31,539
Thereafter	152,791